Consolidated statement of changes in equity - EUR (€) € in Millions	Equity attributable to owners	Share capital	Additional paid-in capital2	Treasury shares.	Retained losses	Currency reserve3	Pensions reserve	Revaluation surplus4	Other5	Non-controlling Interests.	Total
Beginning balance at Mar. 31, 2017	€ 72,200	€ 4,796	€ 151,808	€ (8,610)	€ (105,851)	€ 29,659	€ (1,102)	€ 1,227	€ 273	€ 1,519	€ 73,719
Issue or reissue of shares	14		(1,741)	1,882	(127)						14
Share-based payments7	130		130								130
Transactions with non-controlling interests ("NCI") in subsidiaries	805				805					311	1,116
Disposal of subsidiaries										(769)	(769)
Dividends	(3,961)				(3,961)					(306)	(4,267)
Comprehensive (expense)/income	187				2,439	(1,852)	(70)		(330)	212	399
(Loss)/profit	2,439				2,439					349	2,788
OCI - before tax	(2,077)					(1,641)	(94)		(342)	(140)	(2,217)
OCI - taxes	(95)					(131)	24		12	3	(92)
Transfer to the income statement	(80)					(80)					(80)
Purchase of treasury shares	(1,735)			(1,735)							(1,735)
Ending balance at Mar. 31, 2018	67,640	4,796	150,197	(8,463)	(106,695)	27,807	(1,172)	1,227	(57)	967	68,607
Adoption of IFRS | Impact of adoption of IFRS 9	(197)				(224)				27	(5)	(202)
Adoption of IFRS | Impact of adoption of IFRS 15	2,457				2,457					81	2,538
1 April Equity brought forward	69,900	4,796	150,197	(8,463)	(104,462)	27,807	(1,172)	1,227	(30)	1,043	70,943
Issue or reissue of shares	1		(1,741)	1,834	(92)						1
Share-based payments7	199		199							34	233
Issue of mandatory convertible bonds11	3,848		3,848								3,848
Transactions with non-controlling interests ("NCI") in subsidiaries	(129)				(129)					307	178
Dividends	(4,022)				(4,022)					(602)	(4,624)
Comprehensive (expense)/income	(6,333)				(8,020)	1,477	(33)		243	445	(5,888)
(Loss)/profit	(8,020)				(8,020)					376	(7,644)
OCI - before tax	(337)					(594)	(33)		290	73	(264)
OCI - taxes	(55)					(8)			(47)	(4)	(59)
Transfer to the income statement	2,079					2,079					2,079
Purchase of treasury shares	(1,246)			(1,246)							(1,246)
Ending balance at Mar. 31, 2019	62,218	4,796	152,503	(7,875)	(116,725)	29,284	(1,205)	1,227	213	1,227	63,445
Adoption of IFRS | Adoption of IFRS 16	(261)				(261)					4	(257)
1 April Equity brought forward | Impact of adoption of IFRS 15	61,957	4,796	152,503	(7,875)	(116,986)	29,284	(1,205)	1,227	213	1,231	63,188
Issue or reissue of shares	7	1	1	73	(68)						7
Share-based payments7	125		125							11	136
Transactions with non-controlling interests ("NCI") in subsidiaries	(58)				(58)					(102)	(160)
Dividends	(2,317)				(2,317)					(348)	(2,665)
Comprehensive (expense)/income	1,696				(920)	(976)	526		3,066	423	2,119
(Loss)/profit	(920)				(920)					465	(455)
OCI - before tax	3,460					(951)	640		3,771	(46)	3,414
OCI - taxes	(800)					19	(114)		(705)	(4)	(804)
Transfer to the income statement	(44)					(44)				8	(36)
Ending balance at Mar. 31, 2020	€ 61,410	€ 4,797	€ 152,629	€ (7,802)	€ (120,349)	€ 28,308	€ (679)	€ 1,227	€ 3,279	€ 1,215	€ 62,625